Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Statements Of Operations
REVENUES	$ 1,492	$ 134,741	$ 319,242	$ 701,581
OPERATING EXPENSES
Cost of revenues			630	180,427
Advertising	64,577	193,431	960,239	985,342
Impairment expense			3,796,991	0
Payroll and related expense	425,730	851,860	3,104,407	2,112,879
Payroll taxes related to stockbased compensation			1,599,489	0
Stock based compensation	3,117,250	5,231,003	22,107,949	7,380,431
Other general and administrative expenses	1,429,722	1,359,522	5,164,438	3,644,881
Amortization of Software costs	97,265		(389,059)	0
Total General and Administrative expenses	5,134,544	7,635,816	37,123,202	14,303,960
(LOSS) FROM OPERATIONS	(5,133,052)	(7,501,075)	(36,803,960)	(13,602,379)
OTHER INCOME (EXPENSE)
Loss on change in fair value of derivative liabilities		53,898	(7,000,835)	(581,912)
Gain on Sale of Securites			75,000	0
Interest (expense)	(350,196)		(659,774)	(3,845,833)
Total Other Income (Expense)	(350,196)	53,898	(7,585,609)	(4,427,745)
Net Loss before Income Taxes	(5,483,248)	(7,447,177)	(44,389,569)	(18,030,124)
NET (LOSS)	$ (5,483,248)	$ (7,447,177)	$ (44,389,569)	$ (18,030,124)
Net loss per common share-basic and diluted	$ (0.04)	$ (0.09)	$ (0.46)	$ (0.34)
Weighted average common shares outstanding-basic and diluted	141,834,002	80,267,659	97,213,230	53,151,429